Fair Value of Financial Instruments - Summary of Fair Value Hierarchy of Instruments Carried at Fair Value on a Recurring Basis (Detail) - CAD ($) $ in Millions		Oct. 31, 2020	Oct. 31, 2019
Assets:
Precious metals		$ 1,181	$ 3,709
Trading assets
Loans		8,352	13,829
Securities		108,331	112,664
Other		1,156	995
Derivative financial instruments
Derivative Financial Assets		45,065	38,119
Liabilities:
Deposits		750,838	733,390
Financial liabilities designated at fair value through profit or loss		18,899	12,235
Subordinated debentures		7,405	7,252
Obligations related to securities sold short		31,902	30,404
Other liabilities	[1]	62,604	54,482
Derivative financial instruments
Derivative Financial Liabilities		42,247	40,222
Canadian provincial and municipal debt [member]
Trading assets
Securities		9,320	7,615
Recurring fair value measurement [member] | IFRS9 [member]
Assets:
Precious metals	[2]	1,181	3,709
Trading assets
Assets		119,020	131,197
Investment securities
Investment securities	[3]	79,745	60,514
Derivative financial instruments
Derivative Financial Assets		45,065	38,119
Liabilities:
Deposits	[4]	73	144
Financial liabilities designated at fair value through profit or loss		18,899	12,235
Obligations related to securities sold short		31,902	30,404
Derivative financial instruments
Derivative Financial Liabilities		42,247	40,222
Recurring fair value measurement [member] | Trading loans [member] | IFRS9 [member]
Trading assets
Loans		8,352	13,829
Recurring fair value measurement [member] | Canadian federal government and government guaranteed debt [member] | IFRS9 [member]
Trading assets
Securities		13,036	11,173
Investment securities
Investment securities	[3]	16,828	12,381
Recurring fair value measurement [member] | Canadian provincial and municipal debt [member] | IFRS9 [member]
Trading assets
Securities		9,320	7,615
Investment securities
Investment securities	[3]	17,547	3,241
Recurring fair value measurement [member] | U.S. treasury and other U.S. agency debt [member] | IFRS9 [member]
Trading assets
Securities		5,182	8,604
Investment securities
Investment securities	[3]	13,229	19,889
Recurring fair value measurement [member] | Other foreign governments debt [member] | IFRS9 [member]
Trading assets
Securities		12,645	9,282
Investment securities
Investment securities	[3]	27,922	20,611
Recurring fair value measurement [member] | Corporate and other debt [member] | IFRS9 [member]
Trading assets
Securities		10,588	10,540
Investment securities
Investment securities	[3]	1,138	2,035
Recurring fair value measurement [member] | Income funds [Member] | IFRS9 [member]
Trading assets
Securities		121	73
Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Trading assets
Securities		57,439	65,377
Recurring fair value measurement [member] | Other trading assets [member] | IFRS9 [member]
Trading assets
Other	[5]	1,156	995
Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Investment securities
Investment securities	[3]	3,081	2,357
Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		21,017	16,636
Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		17,943	17,317
Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		2,948	1,995
Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		480	406
Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		2,677	1,765
Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		16,954	13,938
Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		19,511	20,350
Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		2,734	3,093
Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		53	38
Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		2,995	2,803
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | IFRS9 [member]
Derivative financial instruments
Loans	[6]	374,767	351,832
Liabilities:
Deposits	[6]	307,457	318,091
Subordinated debentures		7,827	7,553
Other liabilities		26,831	23,141
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Financial assets at amortised cost, category [member] | IFRS9 [member]
Derivative financial instruments
Investment securities - amortized cost	[7]	32,129	22,000
Level 1 [member] | Recurring fair value measurement [member] | IFRS9 [member]
Trading assets
Assets		81,921	90,290
Investment securities
Investment securities	[3]	30,071	37,185
Derivative financial instruments
Derivative Financial Assets		290	613
Liabilities:
Obligations related to securities sold short		25,584	26,669
Derivative financial instruments
Derivative Financial Liabilities		599	530
Level 1 [member] | Recurring fair value measurement [member] | Canadian federal government and government guaranteed debt [member] | IFRS9 [member]
Trading assets
Securities		9,154	9,345
Investment securities
Investment securities	[3]	1,728	8,464
Level 1 [member] | Recurring fair value measurement [member] | Canadian provincial and municipal debt [member] | IFRS9 [member]
Investment securities
Investment securities	[3]	93	197
Level 1 [member] | Recurring fair value measurement [member] | U.S. treasury and other U.S. agency debt [member] | IFRS9 [member]
Trading assets
Securities		5,182	8,604
Investment securities
Investment securities	[3]	11,930	16,117
Level 1 [member] | Recurring fair value measurement [member] | Other foreign governments debt [member] | IFRS9 [member]
Trading assets
Securities		9,230	6,058
Investment securities
Investment securities	[3]	14,101	10,973
Level 1 [member] | Recurring fair value measurement [member] | Corporate and other debt [member] | IFRS9 [member]
Investment securities
Investment securities	[3]	265	230
Level 1 [member] | Recurring fair value measurement [member] | Income funds [Member] | IFRS9 [member]
Trading assets
Securities		121	73
Level 1 [member] | Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Trading assets
Securities		57,078	65,215
Level 1 [member] | Recurring fair value measurement [member] | Other trading assets [member] | IFRS9 [member]
Trading assets
Other	[5]	1,156	995
Level 1 [member] | Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Investment securities
Investment securities	[3]	1,954	1,204
Level 1 [member] | Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets			8
Level 1 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		290	599
Level 1 [member] | Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets			6
Level 1 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		599	530
Level 1 [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Financial assets at amortised cost, category [member] | IFRS9 [member]
Derivative financial instruments
Investment securities - amortized cost	[7]	4,946	5,495
Level 2 [member] | Recurring fair value measurement [member] | IFRS9 [member]
Assets:
Precious metals	[2]	1,181	3,709
Trading assets
Assets		37,081	40,889
Investment securities
Investment securities	[3]	48,764	22,409
Derivative financial instruments
Derivative Financial Assets		44,768	37,489
Liabilities:
Deposits	[4]	73	144
Financial liabilities designated at fair value through profit or loss		18,899	12,235
Obligations related to securities sold short		6,318	3,735
Derivative financial instruments
Derivative Financial Liabilities		41,629	39,615
Level 2 [member] | Recurring fair value measurement [member] | Trading loans [member] | IFRS9 [member]
Trading assets
Loans		8,352	13,829
Level 2 [member] | Recurring fair value measurement [member] | Canadian federal government and government guaranteed debt [member] | IFRS9 [member]
Trading assets
Securities		3,882	1,828
Investment securities
Investment securities	[3]	15,100	3,917
Level 2 [member] | Recurring fair value measurement [member] | Canadian provincial and municipal debt [member] | IFRS9 [member]
Trading assets
Securities		9,320	7,615
Investment securities
Investment securities	[3]	17,454	3,044
Level 2 [member] | Recurring fair value measurement [member] | U.S. treasury and other U.S. agency debt [member] | IFRS9 [member]
Investment securities
Investment securities	[3]	1,299	3,772
Level 2 [member] | Recurring fair value measurement [member] | Other foreign governments debt [member] | IFRS9 [member]
Trading assets
Securities		3,415	3,224
Investment securities
Investment securities	[3]	13,798	9,608
Level 2 [member] | Recurring fair value measurement [member] | Corporate and other debt [member] | IFRS9 [member]
Trading assets
Securities		10,570	10,523
Investment securities
Investment securities	[3]	850	1,784
Level 2 [member] | Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Trading assets
Securities		361	161
Level 2 [member] | Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Investment securities
Investment securities	[3]	263	284
Level 2 [member] | Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		21,013	16,621
Level 2 [member] | Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		17,943	17,309
Level 2 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		2,655	1,394
Level 2 [member] | Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		480	406
Level 2 [member] | Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		2,677	1,759
Level 2 [member] | Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		16,937	13,867
Level 2 [member] | Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		19,511	20,350
Level 2 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		2,133	2,557
Level 2 [member] | Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		53	38
Level 2 [member] | Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		2,995	2,803
Level 2 [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | IFRS9 [member]
Liabilities:
Deposits	[6]	307,457	318,091
Subordinated debentures		7,827	7,553
Other liabilities		26,831
Level 2 [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Financial assets at amortised cost, category [member] | IFRS9 [member]
Derivative financial instruments
Investment securities - amortized cost	[7]	26,864	16,377
Level 3 [member] | Recurring fair value measurement [member] | IFRS9 [member]
Trading assets
Assets		18	18
Investment securities
Investment securities	[3]	910	920
Derivative financial instruments
Derivative Financial Assets		7	17
Derivative financial instruments
Derivative Financial Liabilities		19	77
Level 3 [member] | Recurring fair value measurement [member] | Other foreign governments debt [member] | IFRS9 [member]
Investment securities
Investment securities	[3]	23	30
Level 3 [member] | Recurring fair value measurement [member] | Corporate and other debt [member] | IFRS9 [member]
Trading assets
Securities		18	17
Investment securities
Investment securities	[3]	23	21
Level 3 [member] | Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Trading assets
Securities			1
Level 3 [member] | Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Investment securities
Investment securities	[3]	864	869
Level 3 [member] | Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		4	15
Level 3 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		3	2
Level 3 [member] | Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		17	71
Level 3 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		2	6
Level 3 [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | IFRS9 [member]
Derivative financial instruments
Loans	[6]	374,767	351,832
Level 3 [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Financial assets at amortised cost, category [member] | IFRS9 [member]
Derivative financial instruments
Investment securities - amortized cost	[7]	$ 319	$ 128

[1]	The amounts for the year ended October 31, 2020 have been prepared in accordance with IFRS 16; prior year amounts have not been restated (refer to Notes 3 and 4).
[2]	The fair value of precious metals is determined based on quoted market prices and forward spot prices, where applicable.
[3]	Excludes debt investment securities measured at amortized cost of $31,644 (October 31, 2019 – $21,845).
[4]	These amounts represent embedded derivatives bifurcated from structured notes.
[5]	Represents energy related assets.
[6]	Represents fixed rate instruments.
[7]	Represents the fair value of financial assets and liabilities where the carrying amount is not a reasonable approximation of fair value.